Fair Value Allocation of Purchase of Net Assets Acquired (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 01, 2010
Business Combination Allocation of Purchase Price [Line Items]
Total consideration		$ 608.0
Store cash acquired		0.6
Inventory		195.0
Property, plant and equipment		385.0
Intangible assets		35.4
Other, net		(8.5)
Bargain purchase gain	(51.4)
Margin Support Contract
Business Combination Allocation of Purchase Price [Line Items]
Allocation of consideration		17.3
Derivative Financial Instruments, Liabilities
Business Combination Allocation of Purchase Price [Line Items]
Allocation of consideration		(40.9)
Lease Obligations
Business Combination Allocation of Purchase Price [Line Items]
Allocation of consideration		(24.5)
Minnesota Pipe Line Company
Business Combination Allocation of Purchase Price [Line Items]
Allocation of consideration		93.0
Mpl Investments Inc
Business Combination Allocation of Purchase Price [Line Items]
Allocation of consideration		$ 7.0